Average Annual Total Returns - AMG Managers LMCG Small Cap Growth Fund	Feb. 01, 2021
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Since Inception	12.86%	[1]
Inception Date	Jun. 01, 2011
CLASS N SHARES
Average Annual Return:
1 Year	45.61%
5 Years	13.27%
10 Years	11.93%
Since Inception		[1]
CLASS N SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	44.25%
5 Years	13.05%
10 Years	10.85%
Since Inception		[1]
CLASS N SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	27.94%
5 Years	10.64%
10 Years	9.34%
Since Inception		[1]
CLASS I SHARES
Average Annual Return:
1 Year	45.89%
5 Years	13.51%
10 Years
Since Inception	11.38%	[1]
Inception Date	Jun. 01, 2011

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on June 1, 2011.